STOCK-BASED COMPENSATION - Weighted average restricted stock (Details) - 2013 Incentive Plan [Member] - $ / shares	12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non Vested, Beginning Balance	$ 0	$ 0.43
Awarded	0.13	0
Vested	(0.16)	(0.43)
Forfeited	0	0
Non Vested, Ending Balance	$ 0.10	$ 0